ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Accounts Payable And Accrued Expenses Details Narrative Abstract
Gain on settlement of debt		$ 285,924		$ 285,924	$ 296,592